Condensed Consolidated Statements of Operations and Comprehensive Loss (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 12,226	$ 3,551	$ 15,577	$ 14,785
Cost of goods sold	8,069	1,661	9,717	7,489
Gross profit	4,157	1,890	5,860	7,296
Operating expenses:
General and administrative	8,056	1,959	19,782	6,055
Share-based compensation	2,484	206	10,280	431
Sales and marketing	1,959	2,185	10,138	4,981
Customer service and warehousing	190	254	1,097	987
Total operating expenses	12,689	4,604	42,186	12,454
Loss from operations	(8,532)	(2,714)	(36,326)	(5,158)
Other expense/(other income):
Interest expense, net	2,301	62	(670)	(868)
Change in fair value of warrant derivative liability	(1,379)	0	(90)	0
Total other expense/(other income)	922	62	(148,136)	(868)
Net and comprehensive loss	(9,454)	(2,776)	(184,462)	(6,026)
Preferred dividends	34	0	109	0
Net and comprehensive loss available to common stockholders	$ (9,488)	$ (2,776)	$ (184,571)	$ (6,026)
Weighted average number of shares outstanding, basic and diluted (in shares)	48,526,396	11,674,127	33,238,600	11,516,421
Loss per share, basic and diluted (in dollars per share)	$ (0.20)	$ (0.24)	$ (5.55)	$ (0.52)